Events after the reporting period (Details)	1 Months Ended
Feb. 16, 2023
Events After Reporting Period
Publication of the Preliminary Technical Note of SABESPs Extraordinary Tariff Revision	Publication of the Preliminary Technical Note of SABESP’s Extraordinary Tariff Revision
Maturity date	Dec. 22, 2022
Public Consultation	Public Consultation
Maturity date	Dec. 22, 2022
Maturity date	Jan. 06, 2023
Public Hearing	Public Hearing
Maturity date	Jan. 05, 2023
Detailed Report	Publication of the Detailed Report
Maturity date	Mar. 06, 2023
Extraordinary Tariff Revision	Publication of the Final Technical Note and Resolution of SABESP’s Extraordinary Tariff Revision
Maturity date	Apr. 08, 2023